Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of the Parent Company
25.	Condensed Financial Information of the Parent Company

Balance Sheets

	December 31,
	2021	2020
ASSETS
Current assets
Cash and cash equivalents	$126,159	$56,666
Prepaid expenses and other receivables	1,666	2,461
Amount due from subsidiaries	30,979	93,665
Dividends receivable	3,195	3,195
Total current assets	161,999	155,987
Investment in subsidiaries	9,202,040	609,057
Total assets	$9,364,039	$765,044
LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other payables	$15,779	$4,236
Amount due to subsidiaries	3,700	3,193
Dividend payable	17,125	11,143
Total current liabilities	36,604	18,572
Total liabilities	$36,604	$18,572
EQUITY
Preferred stock	15	15
Authorized 50,000,000 shares at par value of $0.001 each
Issued and outstanding: 14,630,813 (2020 – 14,630,813)
Common stock	100	99
Authorized: 100,000,000 shares at par value of $0.001 each
Issued and outstanding: 99,502,243 (2020 – 99,294,743)
Additional paid-in capital	540,582	531,815
Accumulated other comprehensive income (loss)	130,622	19,925
Retained earnings	8,656,116	194,618
Total shareholders' equity	9,327,435	746,472
Total liabilities and equity	$9,364,039	$765,044

Statements of Comprehensive Income

	For the year ended December 31
	2021	2020	2019
Selling, general and administrative expenses	15,148	7,013	7,750
Total operating expenses	15,148	7,013	7,750
Loss from operations	(15,148)	(7,013)	(7,750)
Other income (expenses)	94	(23)	(16)
Interest income	248	532	871
Equity earnings of subsidiaries, net of tax	8,482,286	116,873	51,824
Net income	8,467,480	110,369	44,929
Preferred stock dividends	(5,982)	(6,015)	(5,128)
Net income attributable to common shareholders	8,461,498	104,354	39,801
Net income	8,467,480	110,369	44,929
Foreign currency translation adjustments	110,697	24,246	(2,222)
Total comprehensive income	$8,578,177	$134,615	$42,707

Statements of Cash Flows

	For the year ended December 31
	2021	2020	2019
Operating activities
Net income	$8,467,480	$110,369	$44,929
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
- Share-based compensation	7,735	3,003	3,003
- Equity in earnings of subsidiaries	(8,482,286)	(116,873)	(51,824)
Changes in:
- Amount due from subsidiaries	62,686	(7,659)	(3,425)
- Prepaid expenses and other receivables	795	(1,295)	172
- Amount due to subsidiaries	507	(5,771)	(7,584)
- Accrued expenses and other payables	11,544	2,692	(119)
Net cash provided by (used in) operating activities	68,461	(15,534)	(14,848)
Financing activities
- Proceeds from issuance of common stock, net of share issuance costs	1,032	1,999	-
Net cash provided by financing activities	1,032	1,999	-
Increase (decrease) in cash and cash equivalents	69,493	(13,535)	(14,848)
Cash and cash equivalents, beginning of year	56,666	70,201	85,049
Cash and cash equivalents, end of year	$126,159	$56,666	$70,201

(a) Basis of presentation

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the Company used the equity method to account for investment in its subsidiaries.

The Company records its investment in its subsidiaries under the equity method of accounting. Such investment is presented on the balance sheets as “Investment in subsidiaries” and share of their income (loss) as “Equity earnings (losses) of subsidiaries” in the statements of comprehensive income (loss).

Each of the Company’s PRC subsidiaries has restrictions on its ability to pay dividends to the Company under PRC laws and regulations (Note 20). The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

(b) Commitments

The Company does not have any significant commitments or long-term obligations as of any of the periods presented, except for those disclosed in the consolidated financial statements (notes 17 and 23).